Income Tax (Details) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes	$ (3,987,018)	$ (4,158,413)
Expected income tax recovery	(856,424)	(883,841)
Non-deductible items	200,573	8,544
Change in estimates	92,083	948
Effect of changes in foreign and long-term tax rates	0	0
Change in valuation allowance	566,087	892,013
Total income taxes	$ 2,319	$ 17,664